Leases - Additional Information (Detail)	Dec. 31, 2023	Dec. 31, 2022
Weighted-average remaining lease term for operating leases (in years):	1 year 3 months 14 days	1 year 6 months 29 days
Weighted-average discount rate for operating leases:	5.66%	4.95%